Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
BORROWINGS

	December 31, 2012	December 31, 2011

Senior Notes	$200,000	$200,000
Loan for Nazira	598	668

Total borrowings	200,598	200,668
Less: current portion	(69	)(69)

Total long-term borrowings	$200,529	$200,599

Maturity table

Year	Amount in thousands of U.S. dollars
2013	$69
2014	69
2015	69
2016	69
2017	69
2018 and thereafter	200,253

Total	$200,598